BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Year Ended Rmb To Usd Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	6.30110	6.36470
Average Yearly Rmb To Usd Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	6.30336	6.47351